RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2011
RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS [Text Block]
NOTE 6	RECENT ACCOUNTING STANDARDS AND PRONOUNCEMENTS

In September 2011, Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80) – Disclosures about an Employer’s Participation in a Multiemployer Plan”. The amendments in this Update require additional disclosures about an employer’s participation in a multiemployer plan. The amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. Management currently expects that this ASU will not have a material impact on the Company’s consolidated financial statements.

In September 2011, FASB issued ASU 2011-08 “Intangibles-Goodwill and Other (Topic 350) – Testing Goodwill for Impairment”. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. Management currently expects that this ASU will not have a material impact on the Company’s consolidated financial statements.

In July 2011, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2011-07, “Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities”, which requires that certain health care entities change the presentation of their statement of operations by reclassifying the provision for bad debts associated with patient service revenue from an operating expense to a deduction from patient service revenue (net of contractual allowances and discounts). In addition, the amendments also require enhanced disclosure about policies for recognizing revenue and assessing bad debts and disclosures of qualitative and quantitative information about changes in the allowance for doubtful accounts. This ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2011, with early adoption permitted. Management currently expects that this ASU will not have a material impact on the Company’s consolidated financial statements.

Other than listed above, there have been no significant changes in accounting pronouncements as compared to the recent accounting pronouncements described in our audited consolidated financial statements included in our Annual Report on Form 10-K/A for the fiscal year ended December 31, 2010.